Schedule of Operating Leases (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Right-of-use asset	$ 151,642
Lease liability - current	63,817
Lease liability– non-current	87,825
Total lease liability	$ 151,642
Weighted average remaining lease term (years)	2 years 3 months	3 months
Weighted average discount rate	8.56%	8.56%